                         AIM SPECIAL OPPORTUNITIES FUNDS

                     AIM Opportunities I Fund - Class A, B and C

                       Supplement dated December 29, 2006
            to the Prospectus dated February 28, 2006 as supplemented
                   April 21, 2006, May 8, 2006, June 2, 2006,
              July 5, 2006, September 20, 2006 and November 8, 2006


This supplement supercedes and replaces in their entirety the supplements dated June 2, 2006 and November 8, 2006.

The Board of Trustees of AIM Special Opportunities Funds ("ASOF"), unanimously approved, on November 8, 2006, an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM Opportunities I Fund ("Opportunities I Fund"), a series of ASOF, would transfer all of its assets to AIM Small Cap Equity Fund ("Small Cap Equity Fund"), a series of AIM Funds Group. The Agreement requires approval by Opportunities I Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about March 15, 2007. If the Agreement is approved by shareholders of Opportunities I Fund and certain conditions required by the Agreement are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Opportunities I Fund will receive a corresponding class of shares of Small Cap Equity Fund in exchange for their shares of Opportunities I Fund, and Opportunities I Fund will cease operations.

Effective December 29, 2006, the following replaces in its entirety the headings and the information appearing under the headings "FEE TABLE AND EXPENSE EXAMPLE" and "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 5 - 6 of the
Prospectus:

"FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                    CLASS A         CLASS B         CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                      5.50%            None           None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                   None(1)          5.00%          1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                              CLASS A      CLASS B      CLASS C
--------------------------------------------------------------------------------
Management Fees(3)                              0.16%        0.16%        0.16%
Distribution and/or Service (12b-1) Fees        0.25         1.00         1.00
Other Expenses                                  0.35         0.35         0.35
Dividend Expenses Attributable to Securities
  Sold Short(4)                                 0.38         0.38         0.38
Interest                                        1.40         1.40         1.40
Total Other Expenses                            2.13         2.13         2.13
Total Annual Fund Operating Expenses            2.54         3.29         3.29

----------
(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information - Choosing a Share Class - Sales Charges".

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The fund pays the advisor a performance-based management fee, and Management Fees have been restated to reflect the methodology currently used by the advisor to calculate the performance-based management fee payable by the fund. The fund's base management fee is 1.00%, annualized, of the fund's average daily net assets during the current month. This fee is subject to a monthly performance adjustment upward or downward of up to 0.75%, annualized, of the fund's average daily net assets during a rolling 12 month performance period, depending on the fund's performance compared to the performance of the Russell 2000--Registered Trademark-- Index during such performance period. The total management fee payable by the fund is not susceptible to estimation because it depends upon the future relative performance of the fund and the Russell 2000--Registered Trademark-- Index, as well as changes in the fund's average daily net assets over the relevant periods. See the section of this prospectus entitled "Fund Management - Advisor Compensation" for additional information about the calculation of the fund's management fee.

(4) When the fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend-substitute payments are investment related expenses of the fund.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

       As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

       The expense example assumes you:

       (i)    invest $10,000 in the fund for the time periods indicated;

       (ii)   redeem all of your shares at the end of the periods indicated;

       (iii) earn a 5% return on your investment before operating expenses each year;

       (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

       (v) incur the applicable initial sales charges (see "Shareholder Information - Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                 1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Class A           $793            $1,297          $1,826          $3,267
Class B            832             1,313           1,917           3,415(1)
Class C            432             1,013           1,717           3,585
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                 1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Class A           $793            $1,297          $1,826          $3,267
Class B            332             1,013           1,717           3,415(1)
Class C            332             1,013           1,717           3,585
--------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

   o  You invest $10,000 in the fund and hold it for the entire 10 year period;
   o  Your investment has a 5% return before expenses each year;
   o Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information -- Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and
   o  There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A (INCLUDES
MAXIMUM SALES CHARGE)                                 YEAR 1         YEAR 2          YEAR 3          YEAR 4          YEAR 5
----------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                                 2.54%          2.54%           2.54%           2.54%           2.54%
Cumulative Return Before Expenses                       5.00%         10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses                      (3.18%)        (0.79%)           1.65%           4.15%           6.71%
End of Year Balance                                 $9,682.47      $9,920.66      $10,164.71      $10,414.76      $10,670.96
Estimated Annual Expenses                           $  792.98      $  248.96      $   255.08      $   261.36      $   267.79
----------------------------------------------------------------------------------------------------------------------------

CLASS A (INCLUDES
MAXIMUM SALES CHARGE)                                  YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                                  2.54%           2.54%           2.54%           2.54%           2.54%
Cumulative Return Before Expenses                       34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses                         9.33%          12.02%          14.78%          17.60%          20.50%
End of Year Balance                                 $10,933.47      $11,202.43      $11,478.01      $11,760.37      $12,049.67
Estimated Annual Expenses                           $   274.38      $   281.13      $   288.04      $   295.13      $   302.39
------------------------------------------------------------------------------------------------------------------------------

CLASS A (WITHOUT
MAXIMUM SALES CHARGE)                                  YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                                  2.54%           2.54%           2.54%           2.54%           2.54%
Cumulative Return Before Expenses                        5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses                         2.46%           4.98%           7.56%          10.21%          12.92%
End of Year Balance                                 $10,246.00      $10,498.05      $10,756.30      $11,020.91      $11,292.02
Estimated Annual Expenses                           $   257.12      $   263.45      $   269.93      $   276.57      $   283.37
------------------------------------------------------------------------------------------------------------------------------

CLASS A (WITHOUT
MAXIMUM SALES CHARGE)                                  YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                                  2.54%           2.54%           2.54%           2.54%           2.54%
Cumulative Return Before Expenses                       34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses                        15.70%          18.54%          21.46%          24.45%          27.51%
End of Year Balance                                 $11,569.81      $11,854.42      $12,146.04      $12,444.84      $12,750.98
Estimated Annual Expenses                           $   290.35      $   297.49      $   304.81      $   312.30      $   319.99
------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)                                            YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                                  3.29%           3.29%           3.29%           3.29%           3.29%
Cumulative Return Before Expenses                        5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses                         1.71%           3.45%           5.22%           7.02%           8.85%
End of Year Balance                                 $10,171.00      $10,344.92      $10,521.82      $10,701.75      $10,884.75
Estimated Annual Expenses                           $   331.81      $   337.49      $   343.26      $   349.13      $   355.10
------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)                                            YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                                  3.29%           3.29%           3.29%           2.54%           2.54%
Cumulative Return Before Expenses                       34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses                        10.71%          12.60%          14.53%          17.34%          20.23%
End of Year Balance                                 $10,070.87      $11,260.19      $11,452.74      $11,734.47      $12,023.14
Estimated Annual Expenses                           $   361.17      $   367.35      $   373.63      $   294.48      $   301.72
------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)                                            YEAR 1          YEAR 2          YEAR 3          YEAR 4          YEAR 5
------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                                  3.29%           3.29%           3.29%           3.29%           3.29%
Cumulative Return Before Expenses                        5.00%          10.25%          15.76%          21.55%          27.63%
Cumulative Return After Expenses                         1.71%           3.45%           5.22%           7.02%           8.85%
End of Year Balance                                 $10,171.00      $10,344.92      $10,521.82      $10,701.75      $10,884.75
Estimated Annual Expenses                           $   331.81      $   337.49      $   343.26      $   349.13      $   355.10
------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)                                            YEAR 6          YEAR 7          YEAR 8          YEAR 9         YEAR 10
------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                                  3.29%           3.29%           3.29%           3.29%           3.29%
Cumulative Return Before Expenses                       34.01%          40.71%          47.75%          55.13%          62.89%
Cumulative Return After Expenses                        10.71%          12.60%          14.53%          16.49%          18.48%
End of Year Balance                                 $11,070.87      $11,260.19      $11,452.74      $11,648.58      $11,847.77
Estimated Annual Expenses                           $   361.17      $   367.35      $   373.63      $   380.02      $   386.51
------------------------------------------------------------------------------------------------------------------------------

----------
(1) Your actual expenses may be higher or lower than those shown.
(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, have not been deducted."

Effective December 29, 2006, the following replaces in its entirety the heading and the information appearing under the heading "FUND MANAGEMENT-ADVISOR COMPENSATION" on page 7 of the Prospectus:

      "ADVISOR COMPENSATION

            The advisor receives a management fee from the fund that is comprised of two components. The first component is a base management fee of 1.00%, annualized, of the fund's average daily net assets during the current month. The second component is a monthly performance adjustment that either increases or decreases the base management fee, depending on how the fund has performed relative to the Russell 2000--Registered Trademark-- Index over a rolling 12 month performance period. The maximum performance adjustment upward or downward will be 0.75%, annualized, of the fund's average daily net assets during the performance period. Performance adjustments began on January 1, 2001.

            The advisor has voluntarily agreed to waive management fees to the extent necessary such that the maximum management fee payable monthly by the fund (consisting of the base management fee, as adjusted by the performance adjustment) will not exceed 1.75% of the fund's average daily net assets during the fiscal year.

            See "Investment Advisory and Other Services - Investment Advisor" in the Statement of Additional Information for additional information regarding the calculation of the fund's management fees.

            During the fiscal year ended October 31, 2006, the advisor received compensation in an amount equal to 0.29% of the fund's average daily net assets.

            A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended October 31, 2006."

Effective as of the close of business on December 29, 2006, the fund will be publicly offered on a limited basis. During any such limited offering only certain investors will be able to purchase shares of the fund.

The following information is added as an additional section after the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - CAPITAL GAINS DISTRIBUTIONS" on page 8 of the Prospectus:

      "LIMITED FUND OFFERING

      The fund limited public sales of its shares to new investors, effective as of the close of business on December 29, 2006. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

            All investors who are invested in the fund as of the date on which the fund closed to new investors and remain invested in the fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the fund, subject to the approval of A I M Distributors, Inc. (ADI) and the advisor:

        o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the "Code");

        o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
            Section 501(c)(3) of the Code;

        o   Non qualified deferred compensation plans maintained pursuant to
            Section 409A of the Code;

        o   Retirement plans maintained pursuant to Section 457 of the Code; and

        o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

            Future investments in the fund may also be made by or through brokerage firm wrap programs, subject to the approval of ADI and the advisor. Such plans and programs that are considering the fund as an investment option should contact ADI.

            At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund. In addition, the fund's current portfolio managers and portfolio management team may also make investments in the fund.

            The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves."

                         AIM SPECIAL OPPORTUNITIES FUNDS

                  AIM Opportunities II Fund - Class A, B and C

                       Supplement dated December 29, 2006
                    to the Prospectus dated February 28, 2006
           as supplemented April 21, 2006, May 8, 2006, June 2, 2006,
      June 30, 2006, July 5, 2006, September 20, 2006 and November 8, 2006


This supplement supercedes and replaces in their entirety the supplements dated June 2, 2006, June 30, 2006 and November 8, 2006.

The Board of Trustees of AIM Special Opportunities Funds ("ASOF"), unanimously approved, on November 8, 2006, an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM Opportunities II Fund ("Opportunities II Fund"), a series of ASOF, would transfer all of its assets to AIM Select Equity Fund ("Select Equity Fund"), a series of AIM Funds Group. The Agreement requires approval by Opportunities II Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about March 15, 2007. If the Agreement is approved by shareholders of Opportunities II Fund and certain conditions required by the Agreement are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Opportunities II Fund will receive a corresponding class of shares of Select Equity Fund in exchange for their shares of Opportunities II Fund, and Opportunities II Fund will cease operations.

Effective December 29, 2006, the following replaces in its entirety the headings and the information appearing under the headings "FEE TABLE AND EXPENSE EXAMPLE" and "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 5 - 6 of the
Prospectus:


"FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------------------------------
(fees paid directly from
your investment)                                             CLASS A           CLASS B          CLASS C
-------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                                               5.50%             None             None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                                            None(1)           5.00%            1.00%

-------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(2)
-------------------------------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                            CLASS A           CLASS B          CLASS C
-------------------------------------------------------------------------------------------------------
Management Fees(3, 5)                                         0.77%             0.77%            0.77%
Distribution and/or Service (12b-1) Fees                      0.25              1.00             1.00
Other Expenses                                                0.49              0.49             0.49
Dividend Expenses Attributable to Securities Sold Short(4)    0.68              0.68             0.68
Interest                                                      1.33              1.33             1.33
Total Other Expenses                                          2.50              2.50             2.50
Total Annual Fund Operating Expenses                          3.52              4.27             4.27
Fee Waivers(5)                                                0.12              0.12             0.12
Net Annual Fund Operating Expenses                            3.40              4.15             4.15

----------------------

(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information - Choosing a Share Class - Sales Charges".

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The fund pays the advisor a performance-based management fee, and Management Fees have been restated to reflect the methodology currently used by the advisor to calculate the performance-based management fee payable by the fund. The fund's base management fee is 1.50%, annualized, of the fund's average daily net assets during the current month. This fee is subject to a monthly performance adjustment upward or downward of up to 1.00%, annualized, of the fund's average daily net assets during a rolling 12 month performance period, depending on the fund's performance compared to the performance of the S&P MidCap 400 Index during such performance period. The total management fee payable by the fund is not susceptible to estimation because it depends upon the future relative performance of the fund and the S&P MidCap 400 Index, as well as changes in the fund's average daily net assets over the relevant periods. See the section of this prospectus entitled "Fund Management - Advisor Compensation" for additional information about the calculation of the fund's management fee.

(4) When the fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend-substitute payments are investment related expenses of the fund.

(5) The advisor has contractually agreed to waive management fees monthly through at least June 30, 2008 to the extent necessary such that the management fee the advisor receives does not exceed a base management fee of 1.00%, annualized, of the fund's average daily net assets during the current month, subject to a monthly performance adjustment upward or downward of up to 0.50%, annualized, of the fund's average daily net assets during a rolling 12 month performance period (depending on the fund's performance compared to the performance of the S&P MidCap 400 Index during such performance period). In addition, under this agreement the maximum management fee payable monthly by the fund (consisting of the base management fee, as adjusted by the performance adjustment) will not exceed 1.50% of the fund's average daily net assets during the fiscal year. Fee Waivers have been restated to reflect the methodology currently used by the advisor to calculate the applicable waiver amount under this agreement.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The expense example assumes you:

    (i)   invest $10,000 in the fund for the time periods indicated;

    (ii)  redeem all of your shares at the end of the periods indicated;

    (iii) earn a 5% return on your investment before operating expenses each year;

    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

    (v) incur the applicable initial sales charges (see "Shareholder Information - Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------------------------------
                          1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class A                    $874                   $1,560                  $2,266                 $4,126
Class B                     917                    1,584                   2,365                  4,267(1)
Class C                     517                    1,284                   2,165                  4,422
----------------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

----------------------------------------------------------------------------------------------------------------------
                          1 YEAR                 3 YEARS                 5 YEARS                10 YEARS
----------------------------------------------------------------------------------------------------------------------
Class A                    $874                   $1,560                  $2,266                 $4,126
Class B                     417                    1,284                   2,165                  4,267(1)
Class C                     417                    1,284                   2,165                  4,422
----------------------------------------------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
-------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

     o You invest $10,000 in the fund and hold it for the entire 10 year period;

     o   Your investment has a 5% return before expenses each year;

     o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

     o Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information -- Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

     o   There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A (INCLUDES MAXIMUM SALES
CHARGE)                              YEAR 1      YEAR 2      YEAR 3       YEAR 4      YEAR 5
------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                 3.40%       3.52%       3.52%        3.52%        3.52%
Cumulative Return Before Expenses       5.00%      10.25%      15.76%       21.55%       27.63%
Cumulative Return After Expenses       (3.99%)     (2.57%)     (1.13%)       0.34%        1.82%
End of Year Balance                $9,601.20   $9,743.30   $9,887.50   $10,033.83   $10,182.33
Estimated Annual Expenses            $873.87     $340.46     $345.50      $350.62      $355.80
------------------------------------------------------------------------------------------------

CLASS A (INCLUDES MAXIMUM SALES
CHARGE)                              YEAR 6       YEAR 7       YEAR 8       YEAR 9        YEAR 10
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  3.52%        3.52%        3.52%        3.52%         3.52%
Cumulative Return Before Expenses       34.01%       40.71%       47.75%       55.13%        62.89%
Cumulative Return After Expenses         3.33%        4.86%        6.41%        7.99%         9.58%
End of Year Balance                $10,333.03   $10,485.96   $10,641.15   $10,798.64    $10,958.46
Estimated Annual Expenses             $361.07      $366.41      $371.84      $377.34       $382.93
----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
CLASS A (WITHOUT MAXIMUM SALES
CHARGE)                               YEAR 1       YEAR 2      YEAR 3      YEAR 4     YEAR 5
------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  3.40%        3.52%       3.52%       3.52%       3.52%
Cumulative Return Before Expenses        5.00%       10.25%      15.76%      21.55%      27.63%
Cumulative Return After Expenses         1.60%        3.10%       4.63%       6.18%       7.75%
End of Year Balance                $10,160.00   $10,310.37  $10,462.96  $10,617.81  $10,774.96
Estimated Annual Expenses             $342.72      $360.28     $365.61     $371.02     $376.51
------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
CLASS A (WITHOUT MAXIMUM SALES
CHARGE)                              YEAR 6      YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  3.52%       3.52%        3.52%        3.52%        3.52%
Cumulative Return Before Expenses       34.01%      40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         9.34%      10.96%       12.60%       14.27%       15.96%
End of Year Balance                $10,934.43  $11,096.26   $11,260.48   $11,427.14   $11,596.26
Estimated Annual Expenses             $382.09     $387.74      $393.48      $399.30      $405.21
-------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
CLASS B(2)                             YEAR 1       YEAR 2       YEAR 3        YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   4.15%        4.27%        4.27%         4.27%        4.27%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%        21.55%       27.63%
Cumulative Return After Expenses          0.85%        1.59%        2.33%         3.07%        3.83%
End of Year Balance                 $10,085.00   $10,158.62   $10,232.78    $10,307.48   $10,382.72
Estimated Annual Expenses              $416.76      $432.20      $435.36       $438.53      $441.74
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
CLASS B(2)                             YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                   4.27%        4.27%        4.27%        3.52%        3.52%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses          4.59%        5.35%        6.12%        7.69%        9.28%
End of Year Balance                 $10,458.52   $10,534.86   $10,611.77   $10,768.82   $10,928.20
Estimated Annual Expenses              $444.96      $448.21      $451.48      $376.30      $381.87
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
CLASS C(2)                           YEAR 1        YEAR 2      YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  4.15%        4.27%        4.27%        4.27%        4.27%
Cumulative Return Before Expenses        5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses         0.85%        1.59%        2.33%        3.07%        3.83%
End of Year Balance                $10,085.00   $10,158.62   $10,232.78   $10,307.48   $10,382.72
Estimated Annual Expenses             $416.76      $432.20      $435.36      $438.53      $441.74
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
CLASS C(2)                           YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
---------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  4.27%        4.27%        4.27%        4.27%        4.27%
Cumulative Return Before Expenses       34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         4.59%        5.35%        6.12%        6.89%        7.67%
End of Year Balance                $10,458.52   $10,534.86   $10,611.77   $10,689.23   $10,767.27
Estimated Annual Expenses             $444.96      $448.21      $451.48      $454.78      $458.10
---------------------------------------------------------------------------------------------------

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, have not been deducted."


Effective December 29, 2006, the following replaces in its entirety the heading and the information appearing under the heading "FUND MANAGEMENT-ADVISOR COMPENSATION" on page 8 of the Prospectus:

         "ADVISOR COMPENSATION

                  The advisor receives a management fee from the fund that is comprised of two components. The first component is a base management fee of 1.50%, annualized, of the fund's average daily net assets during the current month. The second component is a monthly performance adjustment that either increases or decreases the base management fee, depending on how the fund has performed relative to the S&P MidCap 400 Index over a rolling 12 month performance period. The maximum performance adjustment upward or downward will be 1.00%, annualized, of the fund's average daily net assets during the performance period. Performance adjustments began on January 1, 2001.

                  The advisor has contractually agreed to waive management fees monthly through at least June 30, 2008 to the extent necessary such that the management fee the advisor receives does not exceed a base management fee of 1.00%, annualized, of the fund's average daily net assets during the current month, subject to a monthly performance adjustment upward or downward of up to 0.50%, annualized, of the fund's average daily net assets during a rolling 12 month performance period (depending on the fund's performance compared to the performance of the S&P MidCap 400 Index during such performance period). In addition, under this agreement the maximum management fee payable monthly by the fund (consisting of the base management fee, as adjusted by the performance adjustment) will not exceed 1.50% of the fund's average daily net assets during the fiscal year.

                  See "Investment Advisory and Other Services - Investment Advisor" in the Statement of Additional Information for additional information regarding the calculation of the fund's management fees.

                  During the fiscal year ended October 31, 2006, the advisor received compensation in an amount equal to 0.75% of the fund's average daily net assets after fee waivers.

                  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended October 31, 2006."

Effective as of the close of business on December 29, 2006, the fund will be publicly offered on a limited basis. During any such limited offering only certain investors will be able to purchase shares of the fund.

The following information is added as an additional section after the heading "OTHER INFORMATION - DIVIDENDS AND DISTRIBUTIONS - CAPITAL GAINS DISTRIBUTIONS" on page 8 of the Prospectus:

         "LIMITED FUND OFFERING

         The fund limited public sales of its shares to new investors, effective as of the close of business on December 29, 2006. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

                  All investors who are invested in the fund as of the date on which the fund closed to new investors and remain invested in the fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the fund, subject to the approval of A I M Distributors, Inc. (ADI) and the advisor:

              o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the "Code");

              o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

              o Non qualified deferred compensation plans maintained pursuant to
              Section 409A of the Code;

              o Retirement plans maintained pursuant to Section 457 of the Code; and

              o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

                  Future investments in the fund may also be made by or through brokerage firm wrap programs, subject to the approval of ADI and the advisor. Such plans and programs that are considering the fund as an investment option should contact ADI.

                  At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund. In addition, the fund's current portfolio managers and portfolio management team may also make investments in the fund.

                  The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves."

                         AIM SPECIAL OPPORTUNITIES FUNDS

                 AIM Opportunities III Fund -- Class A, B and C

                       Supplement dated December 29, 2006
                    to the Prospectus dated February 28, 2006
           as supplemented April 21, 2006, May 8, 2006, June 2, 2006,
      June 30, 2006, July 5, 2006, September 20, 2006 and November 8, 2006


This supplement supercedes and replaces in their entirety the supplements dated June 2, 2006, June 30, 2006 and November 8, 2006.

The Board of Trustees of AIM Special Opportunities Funds ("ASOF"), unanimously approved, on November 8, 2006, an Agreement and Plan of Reorganization ("Agreement") pursuant to which AIM Opportunities III Fund ("Opportunities III Fund"), a series of ASOF, would transfer all of its assets to AIM Select Equity Fund ("Select Equity Fund"), a series of AIM Funds Group. The Agreement requires approval by Opportunities III Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about March 15, 2007. If the Agreement is approved by shareholders of Opportunities III Fund and certain conditions required by the Agreement are satisfied, the reorganization is expected to be consummated shortly thereafter.

Upon closing of the transaction, shareholders of Opportunities III Fund will receive a corresponding class of shares of Select Equity Fund in exchange for their shares of Opportunities III Fund, and Opportunities III Fund will cease operations.

Effective December 29, 2006, the following replaces in its entirety the headings and the information appearing under the headings "FEE TABLE AND EXPENSE EXAMPLE" and "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on pages 5 - 6 of the
Prospectus:

"FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------
FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

--------------------------------------------------------------------------------
(fees paid directly from
your investment)                    CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       5.50%             None             None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                  None(1)             5.00%            1.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)

--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                   CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------
Management Fees(3,5)                  0.95%             0.95%            0.95%

Distribution and/or Service
  (12b-1) Fees                        0.25              1.00             1.00

Other Expenses                        0.63              0.63             0.63

Dividend Expenses Attributable
  to Securities Sold Short(4)         0.53              0.53             0.53

Interest                              1.34              1.34             1.34

Total Other Expenses                  2.50              2.50             2.50

Total Annual Fund Operating
  Expenses                            3.70              4.45             4.45

Fee Waivers(5)                        0.14              0.14             0.14

Net Annual Fund Operating
  Expenses                            3.56              4.31             4.31
--------------------------------------------------------------------------------

(1) A contingent deferred sales charge may apply in some cases. See "Shareholder Information -- Choosing a Share Class -- Sales Charges".

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The fund pays the advisor a performance-based management fee, and Management Fees have been restated to reflect the methodology currently used by the advisor to calculate the performance-based management fee payable by the fund. The fund's base management fee is 1.50%, annualized, of the fund's average daily net assets during the current month. This fee is subject to a monthly performance adjustment upward or downward of up to 1.00%, annualized, of the fund's average daily net assets during a rolling 12 month performance period, depending on the fund's performance compared to the performance of the S&P 500 Index during such performance period. The total management fee payable by the fund is not susceptible to estimation because it depends upon the future relative performance of the fund and the S&P 500 Index, as well as changes in the fund's average daily net assets over the relevant periods. See the section of this prospectus entitled "Fund Management -- Advisor Compensation" for additional information about the calculation of the fund's management fee.

(4) When the fund borrows a security to make a short sale, the fund has to pay the lender of the security the value of any dividends earned on the borrowed security ("dividend-substitute payments"). These dividend-substitute payments are investment related expenses of the fund.

(5) The advisor has contractually agreed to waive management fees monthly through at least June 30, 2008 to the extent necessary such that the management fee the advisor receives does not exceed a base management fee of 1.00%, annualized, of the fund's average daily net assets during the current month, subject to a monthly performance adjustment upward or downward of up to 0.50%, annualized, of the fund's average daily net assets during a rolling 12 month performance period (depending on the fund's performance compared to the performance of the S&P 500 Index during such performance period). In addition, under this agreement the maximum management fee payable monthly by the fund (consisting of the base management fee, as adjusted by the performance adjustment) will not exceed 1.50% of the fund's average daily net assets during the fiscal year. Fee Waivers have been restated to reflect the methodology currently used by the advisor to calculate the applicable waiver amount under this agreement.

If a financial institution is managing your account you may also be charged a transaction or other fee by such financial institution.

         As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

         The expense example assumes you:

         (i)      invest $10,000 in the fund for the time periods indicated;

         (ii)     redeem all of your shares at the end of the periods indicated;

         (iii) earn a 5% return on your investment before operating expenses each year;

         (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

         (v) incur the applicable initial sales charges (see "Shareholder Information -- Choosing a Share Class" section of this prospectus for applicability of initial sales charge).

To the extent fees are waived and/or expenses are reimbursed voluntarily, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR       3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Class A                     $889         $1,607         $2,345         $4,274
Class B                      932          1,634          2,445          4,414(1)
Class C                      532          1,334          2,245          4,566
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                           1 YEAR        3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Class A                     $889          $1,607        $2,345         $4,274
Class B                      432           1,334         2,245          4,414(1)
Class C                      432           1,334         2,245          4,566
--------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to Class A shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operation expenses from that time on.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

         - You invest $10,000 in the fund and hold it for the entire 10 year period;

         -    Your investment has a 5% return before expenses each year;

         - The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

         - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

         -    There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A (INCLUDES
MAXIMUM SALES CHARGE)                      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       3.56%        3.70%        3.70%        3.70%        3.70%
Cumulative Return Before Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses            (4.14%)      (2.89%)      (1.63%)      (0.35%)        0.94%
End of Year Balance                       $9,586.08    $9,710.70    $9,836.94    $9,964.82   $10,094.36
Estimated Annual Expenses                   $888.84      $356.99      $361.63      $366.33      $371.09
-------------------------------------------------------------------------------------------------------

CLASS A (WITHOUT
MAXIMUM SALES CHARGE)                      YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       3.56%        3.70%        3.70%        3.70%        3.70%
Cumulative Return Before Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses              1.44%        2.76%        4.09%        5.45%        6.82%
End of Year Balance                      $10,144.00   $10,275.87   $10,409.46   $10,544.78   $10,681.86
Estimated Annual Expenses                   $358.56      $377.77      $382.68      $387.65      $392.69
-------------------------------------------------------------------------------------------------------

CLASS B(2)                                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       4.31%        4.45%        4.45%        4.45%        4.45%
Cumulative Return Before Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses              0.69%        1.24%        1.80%        2.36%        2.92%
End of Year Balance                      $10,069.00   $10,124.38   $10,180.06   $10,236.05   $10,292.35
Estimated Annual Expenses                   $432.49      $449.30      $451.77      $454.26      $456.76
-------------------------------------------------------------------------------------------------------

CLASS C(2)                                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       4.31%        4.45%        4.45%        4.45%        4.45%
Cumulative Return Before Expenses             5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses              0.69%        1.24%        1.80%        2.36%        2.92%
End of Year Balance                      $10,069.00   $10,124.38   $10,180.06   $10,236.05   $10,292.35
Estimated Annual Expenses                   $432.49      $449.30      $451.77      $454.26      $456.76
-------------------------------------------------------------------------------------------------------

CLASS A (INCLUDES
MAXIMUM SALES CHARGE)                      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       3.70%        3.70%        3.70%        3.70%        3.70%
Cumulative Return Before Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses              2.26%        3.59%        4.93%        6.30%        7.68%
End of Year Balance                      $10,225.59   $10,358.52   $10,493.18   $10,629.59   $10,767.78
Estimated Annual Expenses                   $375.92      $380.81      $385.76      $390.77      $395.85
-------------------------------------------------------------------------------------------------------

CLASS A (WITHOUT
MAXIMUM SALES CHARGE)                      YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       3.70%        3.70%        3.70%        3.70%        3.70%
Cumulative Return Before Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses              8.21%        9.61%       11.04%       12.48%       13.94%
End of Year Balance                      $10,820.73   $10,961.40   $11,103.90   $11,248.25   $11,394.47
Estimated Annual Expenses                   $397.80      $402.97      $408.21      $413.51      $418.89
-------------------------------------------------------------------------------------------------------

CLASS B(2)                                 YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       4.45%        4.45%        4.45%        3.70%        3.70%
Cumulative Return Before Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses              3.49%        4.06%        4.63%        5.99%        7.37%
End of Year Balance                      $10,348.96   $10,405.88   $10,463.11   $10,599.13   $10,736.92
Estimated Annual Expenses                   $459.27      $461.80      $464.34      $389.65      $394.72
-------------------------------------------------------------------------------------------------------

CLASS C(2)                                 YEAR 6       YEAR 7       YEAR 8       YEAR 9      YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                       4.45%        4.45%        4.45%        4.45%        4.45%
Cumulative Return Before Expenses            34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses              3.49%        4.06%        4.63%        5.21%        5.79%
End of Year Balance                      $10,348.96   $10,405.88   $10,463.11   $10,520.66   $10,578.52
Estimated Annual Expenses                   $459.27      $461.80      $464.34      $466.89      $469.46
-------------------------------------------------------------------------------------------------------

(1) Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C, have not been deducted."

      Effective December 29, 2006, the following replaces in its entirety the heading and the information appearing under the heading "FUND MANAGEMENT-ADVISOR COMPENSATION" on page 8 of the Prospectus:

         "ADVISOR COMPENSATION

                  The advisor receives a management fee from the fund that is comprised of two components. The first component is a base management fee of 1.50%, annualized, of the fund's average daily net assets during the current month. The second component is a monthly performance adjustment that either increases or decreases the base management fee, depending on how the fund has performed relative to the S&P 500 Index over a rolling 12 month performance period. The maximum performance adjustment upward or downward will be 1.00%, annualized, of the fund's average daily net assets during the performance period. Performance adjustments began on January 1, 2001.

                  The advisor has contractually agreed to waive management fees monthly through at least June 30, 2008 to the extent necessary such that the management fee the advisor receives does not exceed a base management fee of 1.00%, annualized, of the fund's average daily net assets during the current month, subject to a monthly performance adjustment upward or downward of up to 0.50%, annualized, of the fund's average daily net assets during a rolling 12 month performance period (depending on the fund's performance compared to the performance of the S&P 500 Index during such performance period). In addition, under this agreement the maximum management fee payable monthly by the fund (consisting of the base management fee, as adjusted by the performance adjustment) will not exceed 1.50% of the fund's average daily net assets during the fiscal year.

                  See "Investment Advisory and Other Services - Investment Advisor" in the Statement of Additional Information for additional information regarding the calculation of the fund's management fees.

                  During the fiscal year ended October 31, 2006, the advisor received compensation in an amount equal to 0.88% of the fund's average daily net assets after fee waivers.

                  A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement of the fund is available in the fund's annual report to shareholders for the twelve month period ended October 31, 2006."

Effective as of the close of business on December 29, 2006, the fund will be publicly offered on a limited basis. During any such limited offering only certain investors will be able to purchase shares of the fund.

The following information is added as an additional section after the heading "OTHER INFORMATION -- DIVIDENDS AND DISTRIBUTIONS -- CAPITAL GAINS DISTRIBUTIONS" on page 8 of the Prospectus:

         "LIMITED FUND OFFERING

         The fund limited public sales of its shares to new investors, effective as of the close of business on December 29, 2006. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

                  All investors who are invested in the fund as of the date on which the fund closed to new investors and remain invested in the fund may continue to make additional investments in their existing accounts and may open new accounts in their name. Additionally, the following types of investors may be allowed to open new accounts in the fund, subject to the approval of A I M Distributors, Inc. (ADI) and the advisor:

              o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the "Code");

              o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

              o Non qualified deferred compensation plans maintained pursuant to Section 409A of the Code;

              o Retirement plans maintained pursuant to Section 457 of the Code; and

              o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

                  Future investments in the fund may also be made by or through brokerage firm wrap programs, subject to the approval of ADI and the advisor. Such plans and programs that are considering the fund as an investment option should contact ADI.

                  At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund. In addition, the fund's current portfolio managers and portfolio management team may also make investments in the fund.

                  The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves."

                            AIM OPPORTUNITIES I FUND
                            AIM OPPORTUNITIES II FUND
                           AIM OPPORTUNITIES III FUND

             (SERIES PORTFOLIOS OF AIM SPECIAL OPPORTUNITIES FUNDS)

             Supplement dated December 29, 2006 to the Statement of
                 Additional Information dated February 28, 2006,
            as supplemented March 31, 2006, June 30, 2006, August 1,
                 2006, September 20, 2006 and December 13, 2006


The following information replaces in its entirety the information in paragraphs 6 through 36 of the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on pages 31 - 35 of the Statement of Additional Information:

      "Opportunities I

      For the advisory services it provides to Opportunities I, AIM is entitled to receive a management fee from Opportunities I that is comprised of two components. The first component is a base management fee of 1.00%, annualized, of Opportunities I's average daily net assets during the current month (the "Opportunities I Base Fee"). The second component is a monthly performance adjustment that either increases or decreases the Opportunities I Base Fee (the "Opportunities I Fee Adjustment"). The maximum Opportunities I Fee Adjustment upward or downward will be 0.75%, annualized, of Opportunities I's average daily net assets during a rolling 12 month performance period.

      AIM uses a three step process in determining the Opportunities I Fee Adjustment, if any, applicable during any month. AIM uses this three step process to ensure that its determination of the Opportunities I Fee Adjustment complies with applicable law and relevant SEC guidance regarding the calculation of performance-based advisory fees.

      In step one, AIM compares the investment performance of the Class A shares of Opportunities I for the 12 month period ending on the last day of the current month (the "First Opportunities I Performance Period") to the investment record of the Russell 2000--Registered Trademark-- Index (the "Small Cap Index") during the First Opportunities I Performance Period in order to calculate the fee adjustment rate for the First Opportunities I Performance Period (the "First Opportunities I Fee Adjustment Rate"). The investment performance of Opportunities I will be determined by adding together (i) the change in the net asset value of the Class A shares during the First Opportunities I Performance Period, (ii) the value of cash distributions made by Opportunities I to holders of Class A shares to the end of the First Opportunities I Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the First Opportunities I Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the First Opportunities I Performance Period. The investment record of the Small Cap Index will be determined by adding together (i) the change in the level of the Small Cap Index during the First Opportunities I Performance Period and (ii) the value, computed consistently with the Small Cap Index, of cash distributions made by companies whose securities comprise the Small Cap Index accumulated to the end of the First Opportunities I Performance Period, and will be expressed as a percentage of the Small Cap Index level at the beginning of such period. The First Opportunities I Fee Adjustment Rate either (i) increases the Opportunities I Base Fee at the rate of 0.15%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Opportunities I over the First Opportunities I Performance Period exceeds the sum of 2.00% and the investment record of the Small Cap Index over the First Opportunities I Performance Period, or (ii) decreases the Opportunities I Base Fee at the rate of 0.15%, on a pro rata basis, for each percentage point the investment record of the

Small Cap Index over the First Opportunities I Performance Period less 2.00% exceeds the investment performance of the Class A shares of Opportunities I over the First Opportunities I Performance Period.

      After it determines any Opportunities I Fee Adjustment for the First Opportunities I Performance Period, AIM will determine the dollar amount of additional fees or fee reductions to be paid for a month by multiplying the First Opportunities I Fee Adjustment Rate by the average daily net assets of Opportunities I during the First Opportunities I Performance Period, dividing that number by the number of days in the First Opportunities I Performance Period, and multiplying that number by the number of days in such month.

      In step two, AIM compares the investment performance of the Class A shares of Opportunities I for the 12 month period ending on the last day of the prior month (the "Second Opportunities I Performance Period") to the investment record of the Small Cap Index during the Second Opportunities I Performance Period in order to calculate the fee adjustment rate for the Second Opportunities I Performance Period (the "Second Opportunities I Fee Adjustment Rate"). The investment performance of Opportunities I will be determined by adding together
(i) the change in the net asset value of the Class A shares during the Second Opportunities I Performance Period, (ii) the value of cash distributions made by Opportunities I to holders of Class A shares to the end of the Second Opportunities I Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Second Opportunities I Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Second Opportunities I Performance Period. The investment record of the Small Cap Index will be determined by adding together (i) the change in the level of the Small Cap Index during the Second Opportunities I Performance Period and (ii) the value, computed consistently with the Small Cap Index, of cash distributions made by companies whose securities comprise the Small Cap Index accumulated to the end of the Second Opportunities I Performance Period, and will be expressed as a percentage of the Small Cap Index level at the beginning of such period. The Second Opportunities I Fee Adjustment Rate either (i) increases the Opportunities I Base Fee at the rate of 0.15%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Opportunities I over the Second Opportunities I Performance Period exceeds the sum of 2.00% and the investment record of the Small Cap Index over the Second Opportunities I Performance Period, or (ii) decreases the Opportunities I Base Fee at the rate of 0.15%, on a pro rata basis, for each percentage point the investment record of the Small Cap Index over the Second Opportunities I Performance Period less 2.00% exceeds the investment performance of the Class A shares of Opportunities I over the Second Opportunities I Performance Period.

      After it determines any Opportunities I Fee Adjustment for the Second Opportunities I Performance Period, AIM will determine the dollar amount of additional fees or fee reductions to be paid for a month by multiplying the Second Opportunities I Fee Adjustment Rate by the average daily net assets of Opportunities I during the Second Opportunities I Performance Period, dividing that number by the number of days in the Second Opportunities I Performance Period, and multiplying that number by the number of days in such month.

      In step three, AIM adds whichever of the Opportunities I Fee Adjustments resulting from the calculations in steps one and two above to the Opportunities I Base Fee that will result in the lower amount of management fees payable to AIM for the relevant month.

      The management fee, as adjusted, is accrued daily based on an estimate of Opportunities I's average daily net assets and relative performance for the relevant Opportunities I Performance Periods and paid after each month end based on actual results for such month.

      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has voluntarily agreed to waive management fees to the extent necessary such that the maximum management fee payable monthly by Opportunities I (consisting of the base management fee, as adjusted by the performance adjustment) will not exceed 1.75% of Opportunities I's average daily net assets during the fiscal year.

      The table below shows the base fee rate and the performance adjustment rates applicable to Opportunities I if Opportunities I outperforms the Small Cap Index by 2% or more. Although the table shows only whole percentage points, as discussed above the performance adjustment rate is calculated on a pro rata basis for each percentage point or portion thereof. For each performance scenario shown in the table, the total management fee paid by Opportunities I may be higher or lower than the sum of the base fee rate and the relevant performance adjustment rate shown below, depending on whether net assets increase or decrease during the relevant performance period. By virtue of using a rolling 12 month performance period and calculating the base fee and the performance adjustment on different asset bases, the total management fee paid by Opportunities I is likely to differ from the sum of the base fee rate and the relevant performance adjustment rate shown below. Also, the total management fee paid by Opportunities I is not susceptible to estimation because it depends upon the future relative performance of Opportunities I and the Small Cap Index.

     BASE FEE RATE       % PERFORMANCE OVER INDEX    FEE ADJUSTMENT RATE
         1.00%                      2%                        0
         1.00%                      3%                     +0.15%
         1.00%                      4%                     +0.30%
         1.00%                      5%                     +0.45%
         1.00%                      6%                     +0.60%
         1.00%                 7% or higher                +0.75%

      The table below shows the base fee rate and the performance adjustment rates applicable to Opportunities I if Opportunities I under-performs the Small Cap Index by 2% or more. Although the table shows only whole percentage points, as discussed above the performance adjustment rate is calculated on a pro rata basis for each percentage point or portion thereof. For each performance scenario shown in the table, the total management fee paid by Opportunities I may be higher or lower than the sum of the base fee rate and the relevant performance adjustment rate shown below, depending on whether net assets increase or decrease during the relevant performance period. By virtue of using a rolling 12 month performance period and calculating the base fee and the performance adjustment on different asset bases, the total management fee paid by Opportunities I is likely to differ from the sum of the base fee rate and the relevant performance adjustment rate shown below. Also, the total management fee paid by Opportunities I is not susceptible to estimation because it depends upon the future relative performance of Opportunities I and the Small Cap Index.

     BASE FEE RATE       % PERFORMANCE UNDER INDEX   FEE ADJUSTMENT RATE
         1.00%                      2%                        0
         1.00%                      3%                     -0.15%
         1.00%                      4%                     -0.30%
         1.00%                      5%                     -0.45%
         1.00%                      6%                     -0.60%
         1.00%                 7% or higher                -0.75%

      The Small Cap Index measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on the total market capitalization. The Small Cap Index is not managed; therefore, its performance does not reflect management fees and other expenses associated with Opportunities I.

      If the trustees determine at some future date that another securities index is a better representative of the composition of Opportunities I than is the Small Cap Index, the trustees may change the securities index used to compute the Opportunities I Fee Adjustment. If the trustees do so, the new securities index (the "New Small Cap Index") will be applied prospectively to determine the amount of the Opportunities I Fee Adjustment. The Small Cap Index will continue to be used to determine the amount of the Opportunities I Fee Adjustment for that part of the Opportunities I Performance Period prior to the effective date of the New Small Cap Index. A change in the Small Cap Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

      Opportunities II

      For the advisory services it provides to Opportunities II, AIM is entitled to receive a management fee from Opportunities II that is comprised of two components. The first component is a base management fee of 1.50%, annualized, of Opportunities II's average daily net assets during the current month (the "Opportunities II Base Fee"). The second component is a monthly performance adjustment that either increases or decreases the Opportunities II Base Fee (the "Opportunities II Fee Adjustment"). The maximum Opportunities II Fee Adjustment upward or downward will be 1.00%, annualized, of Opportunities II's average daily net assets during a rolling 12 month performance period.

      AIM uses a three step process in determining the Opportunities II Fee Adjustment, if any, applicable during any month. AIM uses this three step process to ensure that its determination of the Opportunities II Fee Adjustment complies with applicable law and relevant SEC guidance regarding the calculation of performance-based advisory fees.

      In step one, AIM compares the investment performance of the Class A shares of Opportunities II for the 12 month period ending on the last day of the current month (the "First Opportunities II Performance Period") to the investment record of the S&P MidCap 400 Index (the "Mid Cap Index") during the First Opportunities II Performance Period in order to calculate the fee adjustment rate for the First Opportunities II Performance Period (the "First Opportunities II Fee Adjustment Rate"). The investment performance of Opportunities II will be determined by adding together (i) the change in the net asset value of the Class A shares during the First Opportunities II Performance Period, (ii) the value of cash distributions made by Opportunities II to holders of Class A shares to the end of the First Opportunities II Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the First Opportunities II Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the First Opportunities II Performance Period. The investment record of the Mid Cap Index will be determined by adding together (i) the change in the level of the MidCap Index during the First Opportunities II Performance Period and (ii) the value, computed consistently with the Mid Cap Index, of cash distributions made by companies whose securities comprise the Mid Cap Index accumulated to the end of the First Opportunities II Performance Period, and will be expressed as a percentage of the Mid Cap Index level at the beginning of such period. The First Opportunities II Fee Adjustment Rate either (i) increases the Opportunities II Base Fee at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Opportunities II over the First Opportunities II Performance Period exceeds the sum of 2.00% and the investment record of the Mid Cap Index over the First Opportunities II Performance Period, or (ii) decreases the Opportunities II Base Fee at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Mid Cap Index over the First Opportunities II Performance Period less 2.00% exceeds the investment performance of the Class A shares of Opportunities II over the First Opportunities II Performance Period.

      After it determines any Opportunities II Fee Adjustment for the First Opportunities II Performance Period, AIM will determine the dollar amount of additional fees or fee reductions to be paid for a month by multiplying the First Opportunities II Fee Adjustment Rate by the average daily net assets of Opportunities II during the First Opportunities II Performance Period, dividing that number by the number of days in the First Opportunities II Performance Period, and multiplying that number by the number of days in such month.

      In step two, AIM compares the investment performance of the Class A shares of Opportunities II for the 12 month period ending on the last day of the prior month (the "Second Opportunities II Performance Period") to the investment record of the Mid Cap Index during the Second Opportunities II Performance Period in order to calculate the fee adjustment rate for the Second Opportunities II Performance Period (the "Second Opportunities II Fee Adjustment Rate"). The investment performance of Opportunities II will be determined by adding together (i) the change in the net asset value of the Class A shares during the Second Opportunities II Performance Period, (ii) the value of cash distributions made by Opportunities II to holders of Class A shares to the end of the Second Opportunities II Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Second Opportunities II Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Second Opportunities II Performance Period. The investment record of the Mid Cap Index will be determined by adding together (i) the change in the level of the Mid Cap Index during the Second Opportunities II Performance Period and (ii) the value, computed consistently with the Mid Cap Index, of cash distributions made by companies whose securities comprise the Mid Cap Index accumulated to the end of the Second Opportunities II Performance Period, and will be expressed as a percentage of the Mid Cap Index level at the beginning of such period. The Second Opportunities II Fee Adjustment Rate either (i) increases the Opportunities II Base Fee at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Opportunities II over the Second Opportunities II Performance Period exceeds the sum of 2.00% and the investment record of the Mid Cap Index over the Second Opportunities II Performance Period, or (ii) decreases the Opportunities II Base Fee at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Mid Cap Index over the Second Opportunities II Performance Period less 2.00% exceeds the investment performance of the Class A shares of Opportunities II over the Second Opportunities II Performance Period.

      After it determines any Opportunities II Fee Adjustment for the Second Opportunities II Performance Period, AIM will determine the dollar amount of additional fees or fee reductions to be paid for a month by multiplying the Second Opportunities II Fee Adjustment Rate by the average daily net assets of Opportunities II during the Second Opportunities II Performance Period, dividing that number by the number of days in the Second Opportunities II Performance Period, and multiplying that number by the number of days in such month.

      In step three, AIM adds whichever of the Opportunities II Fee Adjustments resulting from the calculations in steps one and two above to the Opportunities II Base Fee that will result in the lower amount of management fees payable to AIM for the relevant month.

      The management fee, as adjusted, is accrued daily based on an estimate of Opportunities II's average daily net assets and relative performance for the relevant Opportunities II Performance Periods and paid after each month end based on actual results for such month.

      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has contractually agreed to waive management fees monthly through at least June 30, 2008 to the extent necessary such that the management fee AIM receives does not exceed a base management fee of 1.00%, annualized, of Opportunities II's average daily net assets during the current month, subject to a monthly performance adjustment upward or downward of up to 0.50%, annualized, of Opportunities II's average daily net assets during a rolling 12 month performance period (depending on Opportunities II's performance compared to the performance of the Mid Cap Index during such performance period). This waiver agreement provides that in determining the performance adjustment, the base management fee is adjusted in increments of 0.10%, on a pro rata basis, upward or downward instead of increments of 0.20% as provided in the Advisory Agreement. In addition, under this waiver agreement the maximum management fee payable monthly by Opportunities II (consisting of the base management fee, as adjusted by the performance adjustment) will not exceed 1.50% of Opportunities II's average daily net assets during the fiscal year. In determining the performance adjustment required pursuant to this waiver agreement, if any, applicable during any month, AIM follows the same three step calculation approach discussed above.

      The table below shows the base fee rate and the performance adjustment rates applicable to Opportunities II if Opportunities II outperforms the Mid Cap Index by 2% or more. Although the table shows only whole percentage points, as discussed above the performance adjustment rate is calculated on a pro rata basis for each percentage point or portion thereof. For each performance scenario shown in the table, the total management fee paid by Opportunities II may be higher or lower than the sum of the base fee rate and the relevant performance adjustment rate shown below, depending on whether net assets increase or decrease during the relevant performance period. By virtue of using a rolling 12 month performance period and calculating the base fee and the performance adjustment on different asset bases, the total management fee paid by Opportunities II is likely to differ from the sum of the base fee rate and the relevant performance adjustment rate shown below. Also, the total management fee paid by Opportunities II is not susceptible to estimation because it depends upon the future relative performance of Opportunities II and the Mid Cap Index.

                                                                 FEE ADJUSTMENT
                                                                     RATE
 BASE FEE    BASE FEE RATE      % PERFORMANCE   FEE ADJUSTMENT      (NET OF
   RATE     (NET OF WAIVER)(1)   OVER INDEX          RATE          WAIVER)(1)
   1.50%          1.00%               2%               0                0
   1.50%          1.00%               3%             +0.20%          +0.10%
   1.50%          1.00%               4%             +0.40%          +0.20%
   1.50%          1.00%               5%             +0.60%          +0.30%
   1.50%          1.00%               6%             +0.80%          +0.40%
   1.50%          1.00%          7% or higher        +1.00%          +0.50%

      The table below shows the base fee rate and the performance adjustment rates applicable to Opportunities II if Opportunities II under-performs the Mid Cap Index by 2% or more. Although the table shows only whole percentage points, as discussed above the performance adjustment rate is calculated on a pro rata basis for each percentage point or portion thereof. For each performance scenario shown in the table, the total management fee paid by Opportunities II may be higher or lower than the sum of the base fee rate and the relevant performance adjustment rate shown below, depending on whether net assets increase or decrease during the relevant performance period. By virtue of using a rolling 12 month performance period and calculating the base fee and the performance adjustment on different asset bases, the total management fee paid by Opportunities II is likely to differ from the sum of the base fee rate and the relevant performance adjustment rate shown below. Also, the total management fee paid by Opportunities II is not susceptible to estimation because it depends upon the future relative performance of Opportunities II and the Mid Cap Index.

                                                                 FEE ADJUSTMENT
                                                                     RATE
 BASE FEE    BASE FEE RATE      % PERFORMANCE   FEE ADJUSTMENT      (NET OF
   RATE     (NET OF WAIVER)(2)   UNDER INDEX         RATE          WAIVER)(2)
   1.50%          1.00%               2%               0                0
   1.50%          1.00%               3%             -0.20%          -0.10%
   1.50%          1.00%               4%             -0.40%          -0.20%
   1.50%          1.00%               5%             -0.60%          -0.30%
   1.50%          1.00%               6%             -0.80%          -0.40%
   1.50%          1.00%          7% or higher        -1.00%          -0.50%

      The Mid Cap Index measures the performance of 400 domestic midcap companies and is a benchmark of midcap stock price movement in the U.S. The Mid Cap Index is not managed; therefore, its performance does not reflect management fees and other expenses associated with Opportunities II.

----------
(1) This column reflects the effect of AIM's contractual fee waiver for Opportunities II discussed above.
(2) This column reflects the effect of AIM's contractual fee waiver for Opportunities II discussed above.

      If the trustees determine at some future date that another securities index is a better representative of the composition of Opportunities II than is the Mid Cap Index, the trustees may change the securities index used to compute the Opportunities II Fee Adjustment. If the trustees do so, the new securities index (the "New Mid Cap Index") will be applied prospectively to determine the amount of the Opportunities II Fee Adjustment. The Mid Cap Index will continue to be used to determine the amount of the Opportunities II Fee Adjustment for that part of the Opportunities II Performance Period prior to the effective date of the New Mid Cap Index. A change in the Mid Cap Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

      Opportunities III

      For the advisory services it provides to Opportunities III, AIM is entitled to receive a management fee from Opportunities III that is comprised of two components. The first component is a base management fee of 1.50%, annualized, of Opportunities III's average daily net assets during the current month (the "Opportunities III Base Fee"). The second component is a monthly performance adjustment that either increases or decreases the Opportunities III Base Fee (the "Opportunities III Fee Adjustment"). The maximum Opportunities III Fee Adjustment upward or downward will be 1.00%, annualized, of Opportunities III's average daily net assets during a rolling 12 month performance period.

      AIM uses a three step process in determining the Opportunities III Fee Adjustment, if any, applicable during any month. AIM uses this three step process to ensure that its determination of the Opportunities III Fee Adjustment complies with applicable law and relevant SEC guidance regarding the calculation of performance-based advisory fees.

      In step one, AIM compares the investment performance of the Class A shares of Opportunities III for the 12 month period ending on the last day of the current month (the "First Opportunities III Performance Period") to the investment record of the S&P 500 Index (the "Large Cap Index") during the First Opportunities III Performance Period in order to calculate the fee adjustment rate for the First Opportunities III Performance Period (the "First Opportunities III Fee Adjustment Rate"). The investment performance of Opportunities III will be determined by adding together (i) the change in the net asset value of the Class A shares during the First Opportunities III Performance Period, (ii) the value of cash distributions made by Opportunities III to holders of Class A shares to the end of the First Opportunities III Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the First Opportunities III Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the First Opportunities III Performance Period. The investment record of the Large Cap Index will be determined by adding together (i) the change in the level of the Large Cap Index during the First Opportunities III Performance Period and (ii) the value, computed consistently with the Large Cap Index, of cash distributions made by companies whose securities comprise the Large Cap Index accumulated to the end of the First Opportunities III Performance Period, and will be expressed as a percentage of the Large Cap Index level at the beginning of such period. The First Opportunities III Fee Adjustment Rate either (i) increases the Opportunities III Base Fee at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Opportunities III over the First Opportunities III Performance Period exceeds the sum of 2.00% and the investment record of the Large Cap Index over the First Opportunities III Performance Period, or (ii) decreases the Opportunities III Base Fee at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Large Cap Index over the First Opportunities III Performance Period less 2.00% exceeds the investment performance of the Class A shares of Opportunities III over the First Opportunities III Performance Period.

      After it determines any Opportunities III Fee Adjustment for the First Opportunities III Performance Period, AIM will determine the dollar amount of additional fees or fee reductions to be paid for a month by multiplying the First Opportunities III Fee Adjustment Rate by the average daily net assets of Opportunities III during the First Opportunities III Performance Period, dividing that number by the number of days in the First Opportunities III Performance Period, and multiplying that number by the number of days in such month.

      In step two, AIM compares the investment performance of the Class A shares of Opportunities III for the 12 month period ending on the last day of the prior month (the "Second Opportunities III Performance Period") to the investment record of the Large Cap Index during the Second Opportunities III Performance Period in order to calculate the fee adjustment rate for the Second Opportunities III Performance Period (the "Second Opportunities III Fee Adjustment Rate"). The investment performance of Opportunities III will be determined by adding together (i) the change in the net asset value of the Class A shares during the Second Opportunities III Performance Period, (ii) the value of cash distributions made by Opportunities III to holders of Class A shares to the end of the Second Opportunities III Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Second Opportunities III Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Second Opportunities III Performance Period. The investment record of the Large Cap Index will be determined by adding together (i) the change in the level of the Large Cap Index during the Second Opportunities III Performance Period and (ii) the value, computed consistently with the Large Cap Index, of cash distributions made by companies whose securities comprise the Large Cap Index accumulated to the end of the Second Opportunities III Performance Period, and will be expressed as a percentage of the Large Cap Index level at the beginning of such period. The Second Opportunities III Fee Adjustment Rate either (i) increases the Opportunities III Base Fee at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Opportunities III over the Second Opportunities III Performance Period exceeds the sum of 2.00% and the investment record of the Large Cap Index over the Second Opportunities III Performance Period, or (ii) decreases the Opportunities III Base Fee at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Large Cap Index over the Second Opportunities III Performance Period less 2.00% exceeds the investment performance of the Class A shares of Opportunities III over the Second Opportunities III Performance Period.

      After it determines any Opportunities III Fee Adjustment for the Second Opportunities III Performance Period, AIM will determine the dollar amount of additional fees or fee reductions to be paid for a month by multiplying the Second Opportunities III Fee Adjustment Rate by the average daily net assets of Opportunities III during the Second Opportunities III Performance Period, dividing that number by the number of days in the Second Opportunities III Performance Period, and multiplying that number by the number of days in such month.

      In step three, AIM adds whichever of the Opportunities III Fee Adjustments resulting from the calculations in steps one and two above to the Opportunities III Base Fee that will result in the lower amount of management fees payable to AIM for the relevant month.

      The management fee, as adjusted, is accrued daily based on an estimate of Opportunities III's average daily net assets and relative performance for the relevant Opportunities III Performance Periods and paid after each month end based on actual results for such month.

      AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

      AIM has contractually agreed to waive management fees monthly through at least June 30, 2008 to the extent necessary such that the management fee AIM receives does not exceed a base management fee of 1.00%, annualized, of Opportunities III's average daily net assets during the current month, subject to a monthly performance adjustment upward or downward of up to 0.50%, annualized, of Opportunities III's average daily net assets during a rolling 12 month performance period (depending on Opportunities III's performance compared to the performance of the Large Cap Index during such performance period). This waiver agreement provides that in determining the performance adjustment, the base management fee is adjusted in increments of 0.10%, on a pro rata basis, upward or downward instead of increments of 0.20% as provided in the Advisory Agreement. In addition, under this waiver agreement the maximum management fee payable monthly by Opportunities III (consisting of the base management fee, as adjusted by the performance adjustment) will not exceed 1.50% of Opportunities III's average daily net assets during the fiscal year. In determining the performance adjustment required pursuant to this waiver agreement, if any, applicable during any month, AIM follows the same three step calculation approach discussed above.

      The table below shows the base fee rate and the performance adjustment rates applicable to Opportunities III if Opportunities III outperforms the Large Cap Index by 2% or more. Although the table shows only whole percentage points, as discussed above the performance adjustment rate is calculated on a pro rata basis for each percentage point or portion thereof. For each performance scenario shown in the table, the total management fee paid by Opportunities III may be higher or lower than the sum of the base fee rate and the relevant performance adjustment rate shown below, depending on whether net assets increase or decrease during the relevant performance period. By virtue of using a rolling 12 month performance period and calculating the base fee and the performance adjustment on different asset bases, the total management fee paid by Opportunities III is likely to differ from the sum of the base fee rate and the relevant performance adjustment rate shown below. Also, the total management fee paid by Opportunities III is not susceptible to estimation because it depends upon the future relative performance of Opportunities III and the Large Cap Index.

                                                                 FEE ADJUSTMENT
                                                                     RATE
 BASE FEE    BASE FEE RATE      % PERFORMANCE   FEE ADJUSTMENT     (NET OF
   RATE     (NET OF WAIVER)(3)   OVER INDEX          RATE          WAIVER)(3)
   1.50%          1.00%               2%               0                0
   1.50%          1.00%               3%             +0.20%          +0.10%
   1.50%          1.00%               4%             +0.40%          +0.20%
   1.50%          1.00%               5%             +0.60%          +0.30%
   1.50%          1.00%               6%             +0.80%          +0.40%
   1.50%          1.00%          7% or higher        +1.00%          +0.50%

      The table below shows the base fee rate and the performance adjustment rates applicable to Opportunities III if Opportunities III under-performs the Large Cap Index by 2% or more. Although the table shows only whole percentage points, as discussed above the performance adjustment rate is calculated on a pro rata basis for each percentage point or portion thereof. For each performance scenario shown in the table, the total management fee paid by Opportunities III may be higher or lower than the sum of the base fee rate and the relevant performance adjustment rate shown below, depending on whether net assets increase or decrease during the relevant performance period. By virtue of using a rolling 12 month performance period and calculating the base fee and the performance adjustment on different asset bases, the total management fee paid by Opportunities III is likely to differ from the sum of the base fee rate and the relevant performance adjustment rate shown below. Also, the total management fee paid by Opportunities III is not susceptible to estimation because it depends upon the future relative performance of Opportunities III and the Large Cap Index.

----------
(3) This column reflects the effect of AIM's contractual fee waiver for Opportunities III discussed above.

                                                                 FEE ADJUSTMENT
                                                                     RATE
 BASE FEE    BASE FEE RATE      % PERFORMANCE   FEE ADJUSTMENT     (NET OF
   RATE     (NET OF WAIVER)(4)   OVER INDEX          RATE          WAIVER)(4)
   1.50%          1.00%               2%              0                0
   1.50%          1.00%               3%            -0.20%          -0.10%
   1.50%          1.00%               4%            -0.40%          -0.20%
   1.50%          1.00%               5%            -0.60%          -0.30%
   1.50%          1.00%               6%            -0.80%          -0.40%
   1.50%          1.00%          7% or higher       -1.00%          -0.50%

      The Large Cap Index measures the performance of the 500 most widely held common stocks and is considered one of the best indicators of U.S. stock market performance. The Large Cap Index is not managed; therefore, its performance does not reflect management fees and other expenses associated with Opportunities III.

      If the trustees determine at some future date that another securities index is a better representative of the composition of Opportunities III than is the Large Cap Index, the trustees may change the securities index used to compute the Opportunities III Fee Adjustment. If the trustees do so, the new securities index (the "New Large Cap Index") will be applied prospectively to determine the amount of the Opportunities III Fee Adjustment. The Large Cap Index will continue to be used to determine the amount of the Opportunities III Fee Adjustment for that part of the Opportunities III Performance Period prior to the effective date of the New Large Cap Index. A change in the Large Cap Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required."

----------
(4) This column reflects the effect of AIM's contractual fee waiver for Opportunities III discussed above.